Summary of Significant Accounting Policies (Details) - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	Jun. 19, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of investment shares acquired	100.00%
investment shares paid (in Shares)	1,011,000
Service fee income (in Dollars)		$ 9,135,651
Risks in relation to the VIE structure description		Muliang Viagoo consolidates the following entities, including wholly-owned subsidiaries, Muliang HK, Shanghai Mufeng, Viagoo, and its wholly controlled variable interest entities, Muliang Industry, and Zongbao, 60% controlled Agritech Development, 99% controlled Fukang, 65% controlled Zhonglian, 80% controlled Yunnan Muliang and 51% controlled Heilongjiang. Accordingly, the 40% equity interest holder of Agritech Development, 1% equity interest holders in Fukang, 35% equity interest holders in Zhonglian, 20% interest in Yunnan Muliang, and 49% equity interest in Heilongjiang are accounted as non-controlling interest in the Company’s consolidated financial statements.
Straight-line method over estimated useful life		50 years		50 years
Enterprise income tax percentage		25.00%
Foreign currency translation loss (in Dollars)		$ 1,315,075	$ 128,750
Statutory surplus reserve fund, description		to certain cumulative limits, the “statutory surplus reserve fund” requires annual appropriations of 10% of after-tax profit until the aggregated appropriations reach 50% of the registered capital (as determined under accounting principles generally accepted in the PRC (“PRC GAAP”) at each year-end). For foreign-invested enterprises and joint ventures in the PRC, annual appropriations should be made to the “reserve fund.” For foreign-invested enterprises, the annual appropriation for the “reserve fund” cannot be less than 10% of after-tax profits until the aggregated appropriations reach 50% of the registered capital (as determined under PRC GAAP at each year-end).		to certain cumulative limits, the “statutory surplus reserve fund” requires annual appropriations of 10% of after-tax profit until the aggregated appropriations reach 50% of the registered capital (as determined under accounting principles generally accepted in the PRC (“PRC GAAP”) at each year-end). For foreign invested enterprises and joint ventures in the PRC, annual appropriations should be made to the “reserve fund”. For foreign invested enterprises, the annual appropriation for the “reserve fund” cannot be less than 10% of after-tax profits until the aggregated appropriations reach 50% of the registered capital (as determined under PRC GAAP at each year-end).
Enterprise income tax percentage				25.00%
Translation adjustment of gain (Loss) (in Dollars)				$ 375,277	$ 896,587
China [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Foreign Currency Translation description		For business in China, asset and liability accounts at September 30, 2022, and December 31, 2021, were translated at 7.1099 RMB to $1 USD and 6.3588 RMB to $1 USD, respectively, which were the exchange rates on the balance sheet dates. The average translation rates applied to the statements of income for the nine months ended September 30, 2022, and 2021 were 6.6001 RMB and 6.4694 RMB to $1 USD, respectively.
Asset and liability average translation rates description				For business in China, asset and liability accounts at December 31, 2021 and 2020 were translated at 6.3588 RMB to $1 USD and 6.5277 RMB to $1 USD, respectively, which were the exchange rates on the balance sheet dates. The average translation rates applied to the statements of income for the years ended December 31, 2021 and 2020 were 6.4499 RMB and 6.9001 RMB to $1 USD, respectively.
Singapore [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Foreign Currency Translation description		For business in Singapore, asset and liability accounts at September 30, 2022, and December 31, 2021, were translated at 1.4341 SGD to $1 USD and 1.3493 SGD to $1 USD, respectively. The average translation rate applied to the statements of income for the nine months ended September 30, 2022,and 2021 was 1.3755 SGD to $1 USD and 1.3389 SGD to $1 USD, respectively.
Asset and liability average translation rates description				For business in Singapore, asset and liability accounts at December 31, 2021 and 2020 was translated at 1.3493 SGD to $1 USD and 1.3217 SGD to $1 USD respectively. The average translation rates applied to the statements of income for the years ended December 31, 2021 and 2020 was 1.3435 SGD to $1 USD and 1.3792 SGD to $1 USD respectively.
Agritech Development [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of variable entity				60.00%
Equity interest holder, percentage				40.00%
Fukang [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of variable entity				99.00%
Equity interest holder, percentage				1.00%
Zhonglian [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of variable entity				65.00%
Equity interest holder, percentage				35.00%
Yunnan Muliang [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of variable entity				80.00%
Equity interest holder, percentage				20.00%
Heilongjiang [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of variable entity				51.00%
Equity interest holder, percentage				49.00%
Apple Orchard [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated production life		10 years		10 years